Deposits - Schedule of Time Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Banking and Thrift [Abstract]
Time Deposits, Less than $250,000	$ 1,768,047	$ 1,661,631
Time Deposits, $250,000 or More	619,441	469,576
Total time deposits	$ 2,387,488	$ 2,131,207